Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investment Securities
Schedule of amortized cost and fair value of debt securities available-for-sale

	Total
	Amortized	Gross Unrealized		Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2018
U.S. Treasury	$1,984	$—	$(32)	$1,952
U.S. government and federal agency obligations	10,235	—	(269)	9,966
Government sponsored enterprises	43,784	23	(472)	43,335
Obligations of states and political subdivisions	40,859	28	(501)	40,386
Mortgage-backed securities:	121,230	72	(3,110)	118,192
Other debt securities (a)	3,000	—	—	3,000
Bank issued trust preferred securities (a)	1,486	—	(112)	1,374
Total available-for-sale securities	$222,578	$123	$(4,496)	$218,205

December 31, 2017
U.S. Treasury	$1,980	$—	$(13)	$1,967
U.S. government and federal agency obligations	12,341	—	(268)	12,073
Government sponsored enterprises	37,321	—	(424)	36,897
Obligations of states and political subdivisions	47,019	114	(477)	46,656
Mortgage-backed securities:	131,045	44	(2,140)	128,949
Other debt securities (a)	3,000	—	—	3,000
Bank issued trust preferred securities (a)	1,486	—	—	1,486
Total available-for-sale securities	$234,192	$158	$(3,322)	$231,028

(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations were reclassified from other securities carried at cost to available for sale securities carried at fair value in the years presented.

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity

	Amortized	Fair
(in thousands)	Cost	Value
Due in one year or less	$18,076	$17,964
Due after one year through five years	63,424	62,599
Due after five years through ten years	13,750	13,505
Due after ten years	6,098	5,945
Total	101,348	100,013
Mortgage-backed securities	121,230	118,192
Total available-for-sale securities	$222,578	$218,205

Schedule of Other securities

(in thousands)	2018	2017
Other securities:
FHLB stock	$5,512	$6,390
MIB stock	151	151
Equity securities with readily determinable fair values	12	10
Total other investment securities	$5,675	$6,551

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2018
U.S. Treasury	$—	$—	$1,952	$(32)	$1,952	$(32)
U.S. government and federal agency obligations	—	—	9,966	(269)	9,966	(269)
Government sponsored enterprises	1,997	(3)	33,346	(469)	35,343	(472)
Obligations of states and political subdivisions	5,851	(16)	28,832	(485)	34,683	(501)
Mortgage-backed securities	10,085	(61)	99,321	(3,049)	109,406	(3,110)
Bank issued trust preferred securities	—	—	1,374	(112)	1,374	(112)
Total	$17,933	$(80)	$174,791	$(4,416)	$192,724	$(4,496)

(in thousands)
At December 31, 2017
U.S. Treasury	$1,967	$(13)	$—	$—	$1,967	$(13)
U.S. government and federal agency obligations	—	—	12,073	(268)	12,073	(268)
Government sponsored enterprises	16,471	(119)	20,426	(305)	36,897	(424)
Obligations of states and political subdivisions	22,013	(165)	12,570	(312)	34,583	(477)
Mortgage-backed securities:	52,829	(488)	69,580	(1,652)	122,409	(2,140)
Total	$93,280	$(785)	$114,649	$(2,537)	$207,929	$(3,322)

Schedule of components of investment securities gains and losses

(in thousands)	2018	2017	2016
Investment securities gains, net
Available for sale securities:
Gains realized on sales	$253	$38	$623
Losses realized on sales	—	(33)	(21)
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	2	—	—
Investment securities gains, net	$255	$5	$602